VIRTUS Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.3%
Real Estate Investment Trusts—98.3%
Data Centers—12.2%
Digital Realty Trust, Inc.	159,200	$ 18,128
Equinix, Inc.	37,051	29,046
		47,174

Gaming REITs—4.4%
VICI Properties, Inc. Class A	544,750	17,121
Health Care—11.8%
Healthpeak Properties, Inc.	430,500	8,653
Ventas, Inc.	386,950	18,291
Welltower, Inc.	231,480	18,724
		45,668

Industrial/Office—19.7%
Industrial—16.5%
Prologis, Inc.	402,036	49,302
Rexford Industrial Realty, Inc.	280,925	14,670
		63,972

Office—3.2%
Alexandria Real Estate Equities, Inc.	50,734	5,758
Cousins Properties, Inc.	210,646	4,802
Douglas Emmett, Inc.	141,268	1,776
		12,336

Total Industrial/Office		76,308

Lodging/Resorts—2.2%
Host Hotels & Resorts, Inc.	205,844	3,464
Ryman Hospitality Properties, Inc.	53,535	4,975
		8,439

Residential—21.9%
Apartments—13.0%
Apartment Income REIT Corp.	327,995	11,838
AvalonBay Communities, Inc.	63,915	12,097
Mid-America Apartment Communities, Inc.	90,980	13,816
UDR, Inc.	292,670	12,573
		50,324

Manufactured Homes—4.3%
Sun Communities, Inc.	129,612	16,909
	Shares	Value

Single Family Homes—4.6%
American Homes 4 Rent Class A	426,450	$ 15,118
Invitation Homes, Inc.	78,560	2,702
		17,820

Total Residential		85,053

Retail—11.4%
Free Standing—4.3%
Realty Income Corp.	279,674	16,722
Regional Malls—1.5%
Simon Property Group, Inc.	48,746	5,629
Shopping Centers—5.6%
Brixmor Property Group, Inc.	450,956	9,921
Kimco Realty Corp.	91,420	1,803
Regency Centers Corp.	165,000	10,192
		21,916

Total Retail		44,267

Self Storage—10.5%
CubeSmart	326,614	14,587
Extra Space Storage, Inc.	51,814	7,712
Public Storage	63,905	18,653
		40,952

Specialty—4.2%
American Tower Corp.	55,295	10,724
SBA Communications Corp. Class A	24,600	5,701
		16,425

Total Common Stocks (Identified Cost $268,722)		381,407

Total Long-Term Investments—98.3% (Identified Cost $268,722)		381,407

TOTAL INVESTMENTS—98.3% (Identified Cost $268,722)		$381,407
Other assets and liabilities, net—1.7%		6,618
NET ASSETS—100.0%		$388,025

Abbreviation:
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$381,407	$381,407
Total Investments	$381,407	$381,407
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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